LoCorr Dynamic Opportunity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 55.5%		Shares	Value
Airlines - 2.3%
Southwest Airlines Co.		27,559	$879,408

Building Materials - 0.5%
Amrize Ltd. (a)		3,757	182,327

Chemicals - 3.4%
International Flavors & Fragrances, Inc.		21,520	1,324,341

Computers - 4.8%
Parsons Corp. (a)		22,339	1,852,350

Distribution & Wholesale - 5.2%
LKQ Corp.		66,568	2,032,987

Diversified Financial Services - 9.1%
Evercore Partners, Inc. - Class A		3,984	1,343,883
Franklin Resources, Inc.		45,023	1,041,382
Rocket Cos., Inc. - Class A		58,471	1,133,168
			3,518,433

Electric - 6.7%
Consolidated Edison, Inc.		3,684	370,316
Duke Energy Corp.		5,970	738,787
PPL Corp.		9,948	369,668
Southern Co.		7,786	737,879
Xcel Energy, Inc.		4,585	369,780
			2,586,430

Electrical Components & Equipment - 2.1%
Energizer Holdings, Inc.		32,926	819,528

Entertainment - 2.3%
Penn National Gaming, Inc. (a)		46,553	896,611

Healthcare-Products - 0.4%
Cooper Cos., Inc. (a)		2,036	139,588

Household Products & Wares - 0.2%
Reynolds Consumer Products, Inc.		2,837	69,421

Internet - 0.9%
Pinterest, Inc. - Class A (a)		11,490	369,633

Lodging - 3.7%
Wynn Resorts Ltd.		11,198	1,436,368

Oil & Gas Services - 1.2%
Atlas Energy Solutions, Inc.		40,220	457,301

Pharmaceuticals - 3.1%
Henry Schein, Inc. (a)		12,835	851,859
Viatris, Inc.		37,366	369,923
			1,221,782

Retail - 1.1%
Signet Jewelers Ltd.		4,417	423,679

Semiconductors - 1.5%
NXP Semiconductors NV		2,621	596,880

Shipbuilding - 2.3%
Huntington Ingalls Industries, Inc.		3,108	894,824

Software - 4.7%
Akamai Technologies, Inc. (a)		4,931	373,573
Unity Software, Inc. (a)		13,978	559,679
Zoom Communications, Inc. - Class A (a)		10,638	877,635
			1,810,887
TOTAL COMMON STOCKS (Cost $21,054,853)			21,512,778

REITS - COMMON - 9.0%		Shares	Value
GEO Group, Inc. (a)		5,234	107,245
Healthcare Realty Trust, Inc.		49,867	899,102
Hudson Pacific Properties, Inc. (a)		283,705	783,026
Kimco Realty Corp.		40,903	893,731
Pebblebrook Hotel Trust		66,583	758,380
SL Green Realty Corp.		942	56,341
TOTAL REITS - COMMON (Cost $3,262,300)			3,497,825

TOTAL INVESTMENTS - 64.5% (Cost $24,317,153)			$25,010,603
Money Market Deposit Account - 41.3% (b)			16,028,892
Liabilities in Excess of Other Assets – (5.8)%(c)			(2,271,582)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$38,767,913
two			–%
Percentages are stated as a percent of net assets.			–%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(c)	Includes assets pledged as collateral for securities sold short. As of the reporting date, the value of these assets total $14,255,528.

LoCorr Dynamic Opportunity Fund
Schedule of Securities Sold Short
September 30, 2025 (Unaudited)

COMMON STOCKS - (22.8)%	Shares	Value
Advertising - (0.5)%
Omnicom Group, Inc.	(2,271)	$(185,155)

Airlines - (0.2)%
Frontier Group Holdings, Inc.	(21,923)	(96,790)

Auto Manufacturers - (0.5)%
Blue Bird Corp.	(3,218)	(185,196)

Banks - (4.1)%
Comerica, Inc.	(5,474)	(375,078)
Fifth Third Bancorp	(8,297)	(369,631)
Goldman Sachs Group, Inc.	(465)	(370,303)
Pinnacle Financial Partners, Inc.	(4,940)	(463,323)
		(1,578,335)

Commercial Services - (1.4)%
Automatic Data Processing, Inc.	(1,900)	(557,650)

Diversified Financial Services - (1.2)%
Charles Schwab Corp.	(3,801)	(362,882)
Western Union Co.	(11,794)	(94,234)
		(457,116)

Electric - (0.9)%
Vistra Energy Corp.	(1,821)	(356,770)

Electronics - (0.5)%
Badger Meter, Inc.	(1,065)	(190,188)

Entertainment - (1.0)%
Red Rock Resorts, Inc. - Class A	(6,132)	(374,420)

Healthcare-Products - (1.4)%
ResMed, Inc.	(2,043)	(559,230)

Home Builders - (2.4)%
DR Horton, Inc.	(2,725)	(461,806)
Toll Brothers, Inc.	(3,338)	(461,111)
		(922,917)

Insurance - (0.9)%
Allstate Corp.	(1,721)	(369,413)

Leisure Time - (0.5)%
OneSpaWorld Holdings Ltd.	(8,660)	(183,072)

Lodging - (1.5)%
Boyd Gaming Corp.	(6,711)	(580,166)

Retail - (4.4)%
Abercrombie & Fitch Co. - Class A	(3,624)	(310,033)
Chipotle Mexican Grill, Inc.	(9,432)	(369,640)
Dick's Sporting Goods, Inc.	(2,079)	(461,995)
Floor & Decor Holdings, Inc. - Class A	(3,740)	(275,638)
RH	(1,378)	(279,955)
		(1,697,261)

Semiconductors - (0.7)%
Allegro MicroSystems, Inc.	(9,177)	(267,968)

Software - (0.7)%
Paychex, Inc.	(2,192)	(277,858)
TOTAL COMMON STOCKS (Proceeds $8,876,996)		(8,839,505)

EXCHANGE TRADED FUNDS - (5.0)%	Shares	Value
SPDR S&P500 Trust	(2,902)	(1,933,255)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,919,584)		(1,933,255)

TOTAL SECURITIES SOLD SHORT - (27.8)% (Proceeds $10,796,580)		$(10,772,760)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LoCorr Dynamic Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$21,512,778	$–	$–	$21,512,778
REITs - Common	3,497,825	–	–	3,497,825
Total Investments	$25,010,603	$–	$–	$25,010,603

Liabilities:
Investments:
Common Stocks	$(8,839,505)	$–	$–	$(8,839,505)
Exchange Traded Funds	(1,933,255)	–	–	(1,933,255)
Total Investments	$(10,772,760)	$–	$–	$(10,772,760)

Refer to the Schedule of Investments for further disaggregation of investment categories.